Statement of Additional Information Supplement March 10, 2000*

AXP Blue Chip  Advantage  Fund S-6025-20 M (3/99)
AXP Discovery Fund S-6457-20 T (9/99)
AXP Diversified  Equity  Income Fund  S-6475-20  M (11/99)
AXP Emerging Markets Fund  S-6354-20 F (12/99)
AXP Equity Select Fund  S-6426-20 M (1/00)
AXP Equity  Value Fund  S-6382-20  G (5/99)
AXP Global  Balanced  Fund  S-6352-20  E (12/99)
AXP Global Growth Fund  S-6334-20 P (12/99)
AXP Growth Fund  S-6455-20 R (9/99)
AXP International  Fund S-6140-20 T (12/99)
AXP Managed  Allocation Fund S-6141-20 N (11/99)
AXP Mutual  S-6326-20  R (11/99)
AXP New  Dimensions  Fund S-6440-20 P (9/99)
AXP Precious  Metals Fund S-6142-20 R (5/99)
AXP Progressive Fund S-6449-20 R (11/99)
AXP Research  Opportunities Fund S-6356-20 E (9/99)
AXP Small Cap  Advantage  Fund  S-6427-20  A (4/99)
AXP Small  Company  Index  Fund S-6357-20 E (3/99)
AXP Stock Fund  S-6351-20 R (11/99)
AXP Strategy  Aggressive Fund S-6381-20 F (5/99)
AXP Utilities Income Fund S-6341-20 R (8/99)

Effective March 20, 2000, the "Sales Charge" information is revised as follows:

Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

------------------------------------ ------------------------------------------
                                         Sales charge as a percentage of:
------------------------------------ ------------------------------------------

-------------------------------------------------------------------------------
Amount of Investment             Public                    Net
                             Offering Price          Amount Invested
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Up to $50,000                     5.75%                    6.10%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$50,000-$99,999                   4.75                     4.99
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$100,000-$249,999                 3.75                     3.90
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$250,000-$499,999                 2.50                     2.56
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$500,000-$999,999                 2.00**                   2.04**
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$1,000,000 or more                0.00                     0.00
-------------------------------------------------------------------------------
**The sales charge will be waived until Dec. 31, 2000.

All other references to the sales charge on Class A shares are revised to reflect a 5.75% maximum sales charge.

The section titled "Class A - Letter of Intent (LOI)" has been reflect as follows:

If you intend to invest a large amount over a period of time, you can reduce the sales charge in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. The LOI start date can be backdated by 90 days but cannot be backdated prior to March 20, 2000. Your investments will be charged the charges that apply to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express funds, other than Class A; purchases in American Express funds held within a product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares.


S-6316 C (3/00)
*Destroy next update